Financial assets and liabilities - Summary of lease expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets and liabilities
Variable lease payments not included in the recognition of lease obligations	R$ 245,659	R$ 71,932	R$ 43,115
Expenses related to short-term leases	36,345	27,664	37,739
Low asset leasing costs, excluding short-term leases	10,169	10,005	5,376
Lease expense	R$ 292,173	R$ 109,601	R$ 86,230